Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities
Note H—Accrued Liabilities
The table below presents details on accrued liabilities;

	Successor
	December 31, 2021	December 31, 2020
Payroll accruals	$9,011	$6,741
Other accrued expenses	1,724	529

Total accrued liabilities	$10,735	$7,270